STOCKHOLDERS DEFICIT (Details Narrative)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Stock Split Ratio	2.4
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Preferred stock, shares authorized | shares	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized | shares	687,500,000	687,500,000
Common stock, shares issued | shares	38,123,120	15,903,948
Shares Issued, New Issuances, Value	$ 3,150,001	$ 3,231,112
Dividends	(357,688)	$ (517,137)
Shares issued to settle dividends payable	(74,687)
Payroll and Related Expenses	$ 5,194,742	$ 3,160,763
Issuance #1
Date of Issuance	Nov. 20, 2015
Shares Issued, New Issuances | shares	200,000
Shares Issued, New Issuances, Value	$ 128,000
Issuance #2
Date of Issuance	Nov. 20, 2015
Shares Issued, New Issuances | shares	40,000
Shares Issued, New Issuances, Value	$ 25,600
Issuance #3
Date of Issuance	Oct. 07, 2015
Shares Issued, New Issuances | shares	1,250,000
Shares Issued, New Issuances, Value	$ 250,000
Issuance #4
Date of Issuance	Nov. 20, 2015
Shares Issued, New Issuances | shares	1,250,000
Shares Issued, New Issuances, Value	$ 250,000
Issuance #5
Date of Issuance	Dec. 10, 2015
Shares Issued, New Issuances | shares	500,000
Shares Issued, New Issuances, Value	$ 150,000
Issuance #6
Date of Issuance	Dec. 31, 2015
Shares Issued, New Issuances | shares	500,000
Shares Issued, New Issuances, Value	$ 150,000
Investment in Epic
Shares Issued, New Issuances | shares	1,737,670
Shares Issued, New Issuances, Value	$ 800,000
Shares Exchanged | shares	1,280,626
Investment in Epic #2
Date of Issuance	May 20, 2015
Shares Issued, New Issuances | shares	634,458
Shares Issued, New Issuances, Value	$ 250,000
Shares Exchanged | shares	467,582
Investment in Epic #3
Common stock, par value (in dollars per share) | $ / shares	$ 0.39
Date of Issuance	Jun. 03, 2015
Shares Issued, New Issuances | shares	2,210,937
Payroll and Related Expenses	$ 470,647
Decreased in Retained Earnings	$ 391,619
Investment in Epic Stores
Date of Issuance	Jun. 24, 2015
Shares Issued, New Issuances | shares	1,757,370
Shares Issued, New Issuances, Value	$ 1,550,000
Conversion price per share | $ / shares	$ 1.02
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Investment in Epic Stores #2
Date of Issuance	Jun. 24, 2015
Shares Issued, New Issuances | shares	874,103
Shares Issued, New Issuances, Value	$ 770,959
Conversion price per share | $ / shares	$ 0.882
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Epic - Class C
Shares Exchanged | shares	96,875
Shares issued to settle dividends payable	$ (74,687)
Dividend Declared
Dividends	357,688
Dividend Paid
Dividends	$ 294,263